WEBSITE (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Website consists
	March 31, 2014	December 31, 2013

Website	$58,598	$58,598

Less: Accumulated amortization	(3,255)	—

Website, net	$55,343	$58,598